Earnings per share (Tables)	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended
($ millions)	January 31 2023	October 31 2022	January 31 2022
Basic earnings per common share
Net income attributable to common shareholders	$1,631	$1,949	$2,608
Weighted average number of common shares outstanding (millions)	1,192	1,192	1,211
Basic earnings per common share (1) (in dollars)	$1.37	$1.64	$2.15
Diluted earnings per common share
Net income attributable to common shareholders	$1,631	$1,949	$2,608
Dilutive impact of share-based payment options and others (2)	(4)	4	24
Net income attributable to common shareholders (diluted)	$1,627	$1,953	$2,632
Weighted average number of common shares outstanding (millions)	1,192	1,192	1,211
Dilutive impact of share-based payment options and others (2) (millions)	7	7	19
Weighted average number of diluted common shares outstanding (millions)	1,199	1,199	1,230
Diluted earnings per common share (1) (in dollars)	$1.36	$1.63	$2.14
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.